Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Investment securities:
Debt instruments at amortized cost	¥ 366,997	¥ 316,392
Loans and advances	125,190,819	121,716,465
Other financial assets	7,061,639	7,509,528
Deposits:
Other deposits	10,402,995	8,630,520
Borrowings	12,697,699	16,107,158
Debt securities in issue	14,387,415	14,075,084
Other financial liabilities	10,346,934	10,523,048
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	366,997	316,392
Loans and advances	125,190,819	121,716,465
Other financial assets	7,061,639	7,509,528
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	127,961,773	130,910,884
Other deposits	62,060,969	51,186,435
Borrowings	12,303,909	15,684,515
Debt securities in issue	14,387,415	14,075,084
Other financial liabilities	10,346,934	10,523,048
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	360,445	315,077
Loans and advances	128,022,363	124,143,634
Other financial assets	7,057,811	7,506,752
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	128,007,649	130,907,582
Other deposits	62,649,007	51,192,932
Borrowings	12,161,162	15,639,123
Debt securities in issue	15,232,445	14,184,095
Other financial liabilities	10,346,645	10,522,900
Not carried at fair value [member] | Level 1 [member]
Investment securities:
Debt instruments at amortized cost	255,559	219,714
Loans and advances	0
Other financial assets	0
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	0
Other deposits	0
Borrowings	0
Debt securities in issue	0
Other financial liabilities	0
Not carried at fair value [member] | Level 2 [member]
Investment securities:
Debt instruments at amortized cost	104,886	95,363
Loans and advances	310,590	183,237
Other financial assets	7,009,447	7,456,468
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	128,007,649	130,907,582
Other deposits	62,541,596	51,070,515
Borrowings	12,153,534	15,630,657
Debt securities in issue	15,158,026	14,094,156
Other financial liabilities	10,291,551	10,483,488
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Debt instruments at amortized cost	0
Loans and advances	127,711,773	123,960,397
Other financial assets	48,364	50,284
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	0
Other deposits	107,411	122,417
Borrowings	7,628	8,466
Debt securities in issue	74,419	89,939
Other financial liabilities	¥ 55,094	¥ 39,412